Long-Term Borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Long-Term Borrowings [Abstract]
Schedule of Long Term Borrowings

The interest was payable on a monthly basis and the principal was due upon maturity, as follows:

Term loan	Maturity date	Principal amount	Interest rate per annum	Name of bank
Loan 2	2027-04-02	10,000	3.95%	China Construction Bank Corporation Beijing Chaoyang Branch
Total		10,000